Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jul. 27, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class I
Prospectus:
Trading Symbol	STSVX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class A
Prospectus:
Trading Symbol	RUDAX
Dreyfus/The Boston Company Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	BOSCX
Dreyfus/The Boston Company Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	BOSYX